General Information - Schedule of Cash Flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Grupo Disco del Uruguay S.A. [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	$ 226,162	$ 252,169
Investment activities	(76,522)	(99,545)
Financing activities	(86,718)	(90,701)
Net increase (decrease) in cash	62,922	61,923
Éxito Viajes y Turismo S.A.S. [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	4,513	(1,290)
Investment activities	(43)	(112)
Financing activities	(7,083)	(3,024)
Net increase (decrease) in cash	(2,613)	(4,426)
Patrimonio Autónomo Viva Malls [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	184,832	161,157
Investment activities	50,208	12,995
Financing activities	(290,658)	(157,050)
Net increase (decrease) in cash	(55,618)	17,102
Patrimonio Autónomo Viva Sincelejo [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	6,099	5,740
Investment activities	(641)	(1,332)
Financing activities	(6,098)	(5,265)
Net increase (decrease) in cash	(640)	(857)
Patrimonio Autónomo Viva Villavicencio [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	33,542	22,130
Investment activities	(5,056)	(11,127)
Financing activities	(28,953)	(8,971)
Net increase (decrease) in cash	(467)	2,032
Patrimonio Autónomo San Pedro Etapa I [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	2,078	4,508
Investment activities	(1,609)
Financing activities	(814)	(4,818)
Net increase (decrease) in cash	(345)	(310)
Patrimonio Autónomo Centro Comercial [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	16,184	13,519
Investment activities	1,607	(17)
Financing activities	(16,695)	(14,431)
Net increase (decrease) in cash	1,096	(929)
Patrimonio Autónomo Iwana [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	92	148
Investment activities
Financing activities	(84)	(189)
Net increase (decrease) in cash	8	(41)
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	39,088	37,094
Investment activities	(998)	(4,571)
Financing activities	(39,040)	(32,301)
Net increase (decrease) in cash	(950)	222
Patrimonio Autónomo Viva Laureles [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	(4)	16,081
Investment activities		(1,259)
Financing activities		(14,706)
Net increase (decrease) in cash	(4)	116
Patrimonio Autónomo Viva Palmas [Member]
General Information - Schedule of Cash Flows (Details) [Line Items]
Operating activities	2,494	2,335
Investment activities	(65)	(593)
Financing activities	(2,244)	(1,625)
Net increase (decrease) in cash	$ 185	$ 117